INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
INVENTORIES
INVENTORIES

	At December 31,
	2019	2018
	(€ thousand)
Raw materials	85,155	74,053
Semi-finished goods	91,119	84,576
Finished goods	243,777	232,435
Total inventories	420,051	391,064

Finished goods primarily includes cars and spare parts.
The accrual to the provision for slow moving and obsolete inventories recognized within cost of sales during 2019 was €14,512 thousand (€11,062 thousand in 2018 and €10,140 thousand in 2017).
Changes in the provision for slow moving and obsolete inventories were as follows:

	2019	2018
	(€ thousand)
At January 1,	73,426	66,989
Provision	14,512	11,062
Use and other changes	(4,265)	(4,625)
At December 31,	83,673	73,426